PROVISIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balance	$ 183	$ 167
Provisions made during the year	167	226
Provisions reversed during the year	(5)	(27)
Provisions realized during the year	(130)	(183)
Balance	215	183
Warranties
Disclosure of other provisions [line items]
Balance	100	93
Provisions made during the year	86	135
Provisions reversed during the year	(5)	(27)
Provisions realized during the year	(62)	(101)
Balance	119	100
Returns
Disclosure of other provisions [line items]
Balance	83	74
Provisions made during the year	81	91
Provisions realized during the year	(68)	(82)
Balance	$ 96	$ 83